Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2022
Interest and Finance Costs
Schedule Of Interest And Finance Costs
2022 2021 2020
Interest expense, debt $ 21,983 $ 18,067 $ 20,163
Finance liabilities interest expense 2,735 - -
Amortization of debt and finance liabilities issuance costs 2,286 1,865 1,066
Loan and other expenses 415 307 285
Interest expense and finance costs $ 27,419 $ 20,239 $ 21,514